DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Information About Hedging Ineffectiveness by Risk Category (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	£ 199	£ (1,878)	£ 2,371
Change in FV of hedged items	(173)	1,893	(2,307)
Recognised in income statement	26	15	64
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	173	(1,864)	2,382
Change in FV of hedged items	(156)	1,874	(2,324)
Recognised in income statement	17	10	58
Fair value hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	26	(14)	(11)
Change in FV of hedged items	(17)	19	17
Recognised in income statement	9	5	6
Cash flow hedges
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(456)	(144)	400
Change in FV of hedged items	452	147
Recognised in OCI	452	147	(436)
Recognised in income statement	(4)	3	(36)
Reclassified from reserves to income	(485)	(1,231)	2,130
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(769)	449	(1,150)
Recognised in OCI	766	(447)	1,150
Recognised in income statement	(3)	2	0
Reclassified from reserves to income	(484)	(464)	(96)
Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	414	(375)	1,602
Recognised in OCI	(405)	377	(1,602)
Recognised in income statement	9	2	0
Reclassified from reserves to income	216	(392)	1,691
Cash flow hedges | Equity risk:
Disclosure of detailed information about hedges
Change in FV of hedging instruments	9	20	2
Recognised in OCI	(9)	(20)	(2)
Recognised in income statement	0	0	0
Reclassified from reserves to income	11	13	2
Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	(181)	(238)	(54)
Recognised in OCI	171	237	18
Recognised in income statement	(10)	(1)	(36)
Reclassified from reserves to income	(231)	£ (388)	£ 533
Cash flow hedges | – Inflation risk
Disclosure of detailed information about hedges
Change in FV of hedging instruments	71
Recognised in OCI	(71)
Recognised in income statement	0
Reclassified from reserves to income	£ 3